Investments In Affiliated Companies, Partnership And Other Companies (Schedule Of Equity In Net Earnings Of Affiliated Companies) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	$ 11,160	$ 15,377	$ 18,796
SCD [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	5,524	5,807	11,470
VSI [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	8,403	8,454	6,265
Others [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	$ (2,767)	$ 1,116	$ 1,061